Related Party Transactions - Private Placement Warrants (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	8 Months Ended
	Jul. 21, 2020	Mar. 31, 2021	Dec. 31, 2020
Class A common stock
Related Party Transactions
Number of shares issuable per warrant (in shares)		1	1
Exercise price of warrants (in dollars per share)		$ 11.50	$ 11.50
Private Placement
Related Party Transactions
Number of warrants to purchase shares issued (in shares)	2,916,667	2,916,667	2,916,667
Price of warrants (in dollars per share)		$ 1.50	$ 1.50
Proceeds from issuance of warrants	$ 4.4	$ 4.4	$ 4.4
Private Placement | Class A common stock
Related Party Transactions
Number of shares issuable per warrant (in shares)		1	1
Exercise price of warrants (in dollars per share)		$ 11.50	$ 11.50